Summary of Capital Trust Securities (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Capital Trust Securities
Capital Trust Securities
(millions of Canadian dollars, except as noted)	As at
				Redemption date
	Thousands of units	Distribution/Interest payment dates	Annual yield	At the option of the issuer		October 31 2019	October 31 2018

Included in Non-controlling interests in subsidiaries on the Consolidated Balance Sheet

TD Capital Trust III Securities – Series 2008	1,000	June 30, Dec. 31	7.243%[1]	Dec. 31, 2013	[2]	$–	$993

TD CaTS IV Notes issued by Trust IV
TD Capital Trust IV Notes – Series 1	550	June 30, Dec. 31	9.523%[3]	June 30, 2014	[4]	–	550
TD Capital Trust IV Notes – Series 2	450	June 30, Dec. 31	10.000%[5]	June 30, 2014	[6]	450	450

TD Capital Trust IV Notes – Series 3	750	June 30, Dec. 31	6.631%[7]	Dec. 31, 2014	[6]	750	750
	1,750					$1,200	$1,750
[1]	From and including September 17, 2008, to but excluding December 31, 2018, and thereafter at a rate of one half of the sum of 6-month Bankers' Acceptance rate plus 4.30%.
[2]	On December 31, 2018, Trust III, a subsidiary of the Bank, redeemed all of the outstanding TD CaTS III at a price of $1 billion plus the unpaid distribution payable on the redemption date.
[3]

From and including January 26, 2009, to but excluding June 30, 2019. Starting on June 30, 2019, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 10.125%.

[4]

On June 30, 2019, Trust IV redeemed all of the outstanding $550 million TD CaTS IV – 1 at a redemption price of 100% of the principal amount plus any accrued and unpaid interest payable on the date of redemption.

[5]

From and including January 26, 2009, to but excluding June 30, 2039. Starting on June 30, 2039, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 9.735%.

[6]

On or after the redemption date, Trust IV may, with regulatory approval, redeem the TD CaTS IV – 2 or TD CaTS IV – 3, respectively, in whole or in part, without the consent of the holders. Due to the phase-out of non-qualifying instruments under OSFI's CAR guideline, the Bank expects to exercise a regulatory event redemption right in 2022 in respect of the TD CaTS IV – 2 outstanding at that time.

[7]

From and including September 15, 2009, to but excluding June 30, 2021. Starting on June 30, 2021, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 4.0%.